Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Health Care Index ETF - Fidelity MSCI Health Care Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	25.23%
Annual Return 2015	7.04%
Annual Return 2016	(3.33%)
Annual Return 2017	23.31%
Annual Return 2018	5.52%
Annual Return 2019	21.94%
Annual Return 2020	18.13%
Annual Return 2021	20.37%
Annual Return 2022	(5.45%)
Annual Return 2023	2.48%